Taxes on Income	12 Months Ended
Dec. 31, 2019
Disclosure of income tax [text block] [Abstract]
Disclosure of income tax [text block]
NOTE 10:	TAXES ON INCOME

a.	Corporate tax rates in Israel:

The Israeli corporate income tax rate was 23% in 2019, 23% in 2018, and 24% in 2017

A company incorporated in the U.S. - weighted tax rate of about 21% (Federal tax, State tax and city tax of the city where the company operates).

Cellect Biotech Inc is subject to the U.S. federal tax reform (Tax Cuts and Jobs Act of 2017).

b.	Final tax assessments:

The Company and its subsidiary received final tax assessments through tax years 2012.

In 2018, the Company received final tax assessments for the years 2013-2016 following an audit of the income tax of ITA.

c.	Net operating carry forwards losses for tax purposes and other temporary differences:

As of December 31, 2019, the Company had carried forward operating losses amounting to approximately NIS 79,263.

The Company did not recognize deferred tax assets for carry forward operating and capital losses and other temporary differences because their utilization in the foreseeable future is not probable.